Shareholders' Equity - Additional Information (Details)			3 Months Ended
	Mar. 18, 2022 USD ($) shares	Mar. 10, 2022 USD ($) $ / shares shares	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2022 £ / shares shares	Dec. 31, 2021 £ / shares shares
Class Of Stock [Line Items]
Ordinary shares, authorized | shares					160,000,000	160,000,000
Ordinary shares, par value | £ / shares					£ 0.00001	£ 0.00001
Common stock, voting rights			Each holder of ordinary shares is entitled to one vote per ordinary share
Dividends declared or paid			$ 0
Proceeds from issuance of ordinary shares			25,245,000
Stock Issued			963,000
Issuance of ordinary shares, issuance cost			$ 2,200	$ 2,200
Deferred shares voting rights			no
Deferred shares transfer of shares, consideration			$ 0
Deferred shares conversion rights			no conversion rights
American Depository Shares | Syncona Portfolio Limited
Class Of Stock [Line Items]
Stock issued during period, shares | shares		24,857,144
Stock issued during period, value		$ 26,100,000
Price per ADS | $ / shares		$ 1.05
Proceeds from issuance of ordinary shares		$ 24,200,000
American Depository Shares | Lincoln Park Capital Fund, LLC
Class Of Stock [Line Items]
Stock issued during period, shares | shares	954,208
Sale of stock period	36 months
Stock Issued	$ 1,000,000.0
Issuance of ordinary shares, issuance cost	200,000
American Depository Shares | Lincoln Park Capital Fund, LLC | Maximum
Class Of Stock [Line Items]
Stock issued during period, value	$ 35,000,000.0